Earnings per Share - Schedule of Weighted Average Number of Shares Used as the Denominator (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic net loss per share	681,677,490	496,862,010	487,474,460
Weighted average number of ordinary shares used as the denominator in calculating diluted net loss per share	681,677,490	496,862,010	487,474,460